Commitments and Contingent Liabilities (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2014 $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ILS (₪) ₪ / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) ₪ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2016 ILS (₪) shares
Commitments and Contingent Liabilities (Textual)
Research and development		$ 976,882			$ 901,030		$ 1,088,966
Warrants to purchase of ordinary shares | shares		2,550,854							2,550,854
Exercise price | $ / shares	$ 1.50
Royalties description		The Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size's intellectual property.	The Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size's intellectual property.	The Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size's intellectual property.
Annual license fee due during calendar year		$ 20,000
Annual license fee due in second year		20,000
Annual license fee due in third year		20,000
Annual license fee due in fourth year		50,000
Annual license fee due in fivth year		50,000
Annual Llcense fee due in sixth year		50,000
Annual license fee due in seventh year		75,000
License fees		0			20,000		20,000
Research and development agreement expense		632,826			720,997		959,746
Aggregate consideration amounts		1,400,000						$ 60,000
Royalty expenses		2,202			2,177		5,184
National Technological Innovation Authority [Member]
Commitments and Contingent Liabilities (Textual)
Research and development		0			0		16,330
Payments of royalties		$ 2,109			1,621		1,147
Payment of royalties authority rate		3.5	3.5	3.5
Licensed Film [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage		25.00%							25.00%
Licensed Film [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage		2.40%							2.40%
Licensed Film [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage		3.00%							3.00%
Tel Aviv University [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage		3.40%							3.40%
Tel Aviv University [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage		3.90%							3.90%
Israeli Ministry Of National Infrastructures [Member]
Commitments and Contingent Liabilities (Textual)
Company received amount		$ 0			0	$ 0	$ 13,483
Research and development agreement expense		163,000	₪ 625,000
Accrued royalties		$ 281			116	$ 116
Payment of royalties authority rate		5	5	5
Xaarjet Limited [Member]
Commitments and Contingent Liabilities (Textual)
Other commitments, description
Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($61 thousand at December 31, 2016), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,229 thousand at December 31, 2016), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.

Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($61 thousand at December 31, 2016), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,229 thousand at December 31, 2016), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.

Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($61 thousand at December 31, 2016), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,229 thousand at December 31, 2016), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.

License Agreement [Member]
Commitments and Contingent Liabilities (Textual)
License agreement aggregate amount		$ 382,000	₪ 1,467,683
Research and development		$ 280,000	₪ 1,077,000
Warrants to purchase of ordinary shares | shares		117,209							117,209
Exercise price | ₪ / shares			₪ 0.01			$ 0.01
Subsidiary received		$ 1,009,506
Total contingent liability		1,354,412
Research And Development Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Total contingent liability		178,559
Convertible Bridge Financing Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Accrued royalties		3,577			$ 4,336	$ 4,336
Convertible bridge financing agreement amount		$ 2,081,000							₪ 8,000,000
Royalties net sales percentage		2.00%							2.00%
Know-How License Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Payments of royalties		$ 26		€ 25